Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, the following table describes the executive compensation for our Chief Executive Officer, who is our Principal Executive Officer (“PEO”), the other NEOs, and the Company’s performance for our four most recently completed fiscal years.
					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(4)	Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income (in millions)(6)	Net Sales (in millions)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$1,613,885	$12,186,818	$1,025,996	$4,536,365	$146.83	$172.77	$(33.61)	$766.90
2022	$914,920	$(2,714,943)	$980,228	$(398,985)	$89.30	$119.45	$(59.49)	$595.34
2021	$765,040	$(7,070,793)	$522,686	$(3,320,911)	$161.23	$177.06	$(29.67)	$425.49
2020	$15,858,452	$24,395,225	$6,537,735	$13,384,214	$240.29	$144.92	$(3.19)	$318.79
(1)
During all four reported fiscal years, Mr. Cyr served as our PEO. The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Cyr as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cyr during the applicable year. The values for fiscal years 2020, 2021, and 2022 differ from those published in our August 31, 2023 Proxy Statement as a result of changes in our understanding of the assumptions and methodologies required under the SEC rules. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments (which are also updated) were made to Mr. Cyr’s total compensation for each year to determine the compensation actually paid:

FISCAL YEAR	2020	2021	2022	2023
SCT Total	$15,858,452	$765,040	$914,920	$1,613,885
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(14,701,112)	$—	$—	$—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$14,276,655	$—	$—	$—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$—	$(7,308,209)	$(3,357,103)	$9,749,898
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$8,961,230	$(527,624)	$(272,761)	$823,034
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—
Compensation Actually Paid(a)	$24,395,225	$(7,070,793)	$(2,714,943)	$12,186,818
(a)	Amounts may not sum due to rounding
(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Cyr) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Mr. Cyr) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Scott Morris, Todd Cunfer, Thembeka Machaba, and Cathal Walsh; (ii)for 2022, Scott Morris, Todd Cunfer, Thembeka Machaba, Cathal Walsh, Richard Kassar, and Heather Pomerantz; (iIi) for 2021, Scott Morris, Heather Pomerantz, Stephen Weise, and Cathal Walsh; (iv) for 2020, Scott Morris, Heather Pomerantz, Stephen Weise, Cathal Walsh, and Richard Kassar. The values for fiscal year 2020 differs from our August 31, 2023 Proxy Statement to reflect the unintended omission of Richard Kassar.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 3 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. The values for fiscal years 2020, 2021, and 2022 differ from those published in our August 31, 2023 Proxy Statement as a result of changes in our understanding of the assumptions and methodologies required under the SEC rules. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments *which are also updated) were made to the average total compensation for these NEOs as a group for each year to determine the compensation actually paid:

FISCAL YEAR	2020	2021	2022	2023
SCT Total	$6,537,735	$522,686	$980,228	$1,025,996
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(6,027,297)	$(37,494)	$(526,039)	$(191,109)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$6,690,739	$22,770	$579,010	$300,819
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$565,895	$(3,689,321)	$(835,444)	$2,840,261
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$5,617,141	$(139,552)	$(87,366)	$560,398
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$(509,374)	$—
Compensation Actually Paid(a)	$13,384,214	$(3,320,911)	$(398,985)	$4,536,365
(a)	Amounts may not sum due to rounding
(5)	The peer group used for total shareholder return comparisons refects the Nasdaq Composite, which is one of the Company’s indices utilized in the stock performance graph set forth in our Annual Report.
(6)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(7)
This column is the “Company-Selected Measure,” which in the registrant’s assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the registrant to link compensation actually paid to the registrant’s named executive officers, for the most recently completed fiscal year, to Company performance. The value for fiscal 2020 has been corrected.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
(1)
During all four reported fiscal years, Mr. Cyr served as our PEO. The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Cyr) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Mr. Cyr) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Scott Morris, Todd Cunfer, Thembeka Machaba, and Cathal Walsh; (ii)for 2022, Scott Morris, Todd Cunfer, Thembeka Machaba, Cathal Walsh, Richard Kassar, and Heather Pomerantz; (iIi) for 2021, Scott Morris, Heather Pomerantz, Stephen Weise, and Cathal Walsh; (iv) for 2020, Scott Morris, Heather Pomerantz, Stephen Weise, Cathal Walsh, and Richard Kassar. The values for fiscal year 2020 differs from our August 31, 2023 Proxy Statement to reflect the unintended omission of Richard Kassar.

Peer Group Issuers, Footnote
(5)	The peer group used for total shareholder return comparisons refects the Nasdaq Composite, which is one of the Company’s indices utilized in the stock performance graph set forth in our Annual Report.

PEO Total Compensation Amount	$ 1,613,885	$ 914,920	$ 765,040	$ 15,858,452
PEO Actually Paid Compensation Amount	$ 12,186,818	(2,714,943)	(7,070,793)	24,395,225
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Cyr as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cyr during the applicable year. The values for fiscal years 2020, 2021, and 2022 differ from those published in our August 31, 2023 Proxy Statement as a result of changes in our understanding of the assumptions and methodologies required under the SEC rules. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments (which are also updated) were made to Mr. Cyr’s total compensation for each year to determine the compensation actually paid:

FISCAL YEAR	2020	2021	2022	2023
SCT Total	$15,858,452	$765,040	$914,920	$1,613,885
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(14,701,112)	$—	$—	$—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$14,276,655	$—	$—	$—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$—	$(7,308,209)	$(3,357,103)	$9,749,898
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$8,961,230	$(527,624)	$(272,761)	$823,034
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—
Compensation Actually Paid(a)	$24,395,225	$(7,070,793)	$(2,714,943)	$12,186,818
(a)	Amounts may not sum due to rounding

Non-PEO NEO Average Total Compensation Amount	$ 1,025,996	980,228	522,686	6,537,735
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,536,365	(398,985)	(3,320,911)	13,384,214
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 3 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. The values for fiscal years 2020, 2021, and 2022 differ from those published in our August 31, 2023 Proxy Statement as a result of changes in our understanding of the assumptions and methodologies required under the SEC rules. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments *which are also updated) were made to the average total compensation for these NEOs as a group for each year to determine the compensation actually paid:

FISCAL YEAR	2020	2021	2022	2023
SCT Total	$6,537,735	$522,686	$980,228	$1,025,996
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(6,027,297)	$(37,494)	$(526,039)	$(191,109)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$6,690,739	$22,770	$579,010	$300,819
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$565,895	$(3,689,321)	$(835,444)	$2,840,261
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$5,617,141	$(139,552)	$(87,366)	$560,398
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$(509,374)	$—
Compensation Actually Paid(a)	$13,384,214	$(3,320,911)	$(398,985)	$4,536,365
(a)	Amounts may not sum due to rounding

Compensation Actually Paid vs. Total Shareholder Return
Relationships Between Certain Data in the Pay Versus Performance Table
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid (CAP) and Total Shareholder Return (TSR)
The following chart sets forth the relationship between (i) the Company’s cumulative total shareholder return over the four most recently completed fiscal years and the Nasdaq Composite index’s cumulative total shareholder return (TSR) over the same period, and (ii) the compensation actually paid (CAP) to our PEO and the average CAP to our non-PEO NEOs.

Compensation Actually Paid vs. Net Income
Relationships Between Certain Data in the Pay Versus Performance Table
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our net income (loss) during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationships Between Certain Data in the Pay Versus Performance Table
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Sales
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our Net Sales during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationships Between Certain Data in the Pay Versus Performance Table
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid (CAP) and Total Shareholder Return (TSR)
The following chart sets forth the relationship between (i) the Company’s cumulative total shareholder return over the four most recently completed fiscal years and the Nasdaq Composite index’s cumulative total shareholder return (TSR) over the same period, and (ii) the compensation actually paid (CAP) to our PEO and the average CAP to our non-PEO NEOs.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
Freshpet selected the following measures as most important to link CAP to fiscal year 2023 Company performance. Freshpet currently only utilizes two financial metrics in determining annual compensation for executives.
Most Important Measures for Determining PEO and Non-PEO NEO Pay
Net sales
Adjusted EBITDA before bonus accrual

Total Shareholder Return Amount	$ 146.83	89.3	161.23	240.29
Peer Group Total Shareholder Return Amount	172.77	119.45	177.06	144.92
Net Income (Loss)	$ (33,610,000)	$ (59,490,000)	$ (29,670,000)	$ (3,190,000)
Company Selected Measure Amount	766,900,000	595,340,000	425,490,000	318,790,000
PEO Name	Mr. Cyr	Mr. Cyr	Mr. Cyr	Mr. Cyr
Measure:: 1
Pay vs Performance Disclosure
Name	Net sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA before bonus accrual
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (14,701,112)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	14,276,655
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,749,898	(3,357,103)	(7,308,209)	0
PEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	823,034	(272,761)	(527,624)	8,961,230
PEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(191,109)	(526,039)	(37,494)	(6,027,297)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	300,819	579,010	22,770	6,690,739
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,840,261	(835,444)	(3,689,321)	565,895
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	560,398	(87,366)	(139,552)	5,617,141
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (509,374)	$ 0	$ 0